CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
REVEUNUES	$ 122,397,886	$ 118,616,971	$ 117,453,024
COST OF GOODS SOLD	(111,611,457)	(96,588,172)	(92,298,319)
GROSS PROFIT	10,786,429	22,028,799	25,154,705
Selling expenses	917,074	1,216,504	660,934
General and administrative expenses	3,950,934	2,747,514	1,796,995
Total Operating Expenses	4,868,008	3,964,018	2,457,929
INCOME FROM OPERATIONS	5,918,421	18,064,781	22,696,776
Financial expenses, net	(3,556,045)	(3,480,766)	(2,437,426)
Other income, net	911,430	609,666	151,757
INCOME BEFORE INCOME TAX	3,273,806	15,193,681	20,411,107
INCOME TAX	(557,428)	(2,139,029)	(2,865,372)
NET INCOME	2,716,378	13,054,652	17,545,735
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	335,099	1,506,947	2,897,397
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	2,381,279	11,547,705	14,648,338
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	703,573	3,102,645	1,649,960
TOTAL OTHER COMPREHENSIVE INCOME	703,573	3,102,645	1,649,960
COMPREHENSIVE INCOME	$ 3,084,852	$ 14,650,350	$ 16,298,298
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.12	$ 0.58	$ 0.97
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,942,333	20,000,000	15,150,685